Employee Benefit Plans	12 Months Ended
Sep. 30, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

9. EMPLOYEE BENEFIT PLANS

The Company has a profit sharing plan (“PIT”) and an ESOP.  The plans cover all employees with a minimum of one year of service, at least age 21, and at least 1,000 hours of employment in each plan year.

Profit Sharing Plan  – The PIT provides for two types of discretionary contributions. The first type is an optional Bank contribution and may be 0% or any percentage above that, as determined by the Board of Directors, of an eligible employee’s eligible compensation during the fiscal year.  The second contribution may be 0% or any percentage above that, as determined by the Board of Directors, of an eligible employee’s eligible compensation during the fiscal year if the employee matches 50.0% (on an after-tax basis) of the Bank’s second contribution.  The PIT qualifies as a thrift and profit sharing plan for purposes of Internal Revenue Codes 401(a), 402, 412, and 417.  Total Bank contributions to the PIT amounted to $105 thousand for each of the years ended September 30, 2012 and 2011, and $101 thousand for the year ended September 30, 2010.

ESOP  – The ESOP Trust acquired 3,024,574 shares (6,846,728 shares post corporate reorganization) of common stock in the Company’s initial public offering and 4,726,000 shares of common stock in the Company’s corporate reorganization in December of 2010.  Both acquisitions of common stock were made with proceeds from loans from the Company.  The loans are secured by shares of the Company’s stock purchased in each offering.  The Bank has agreed to make cash contributions to the ESOP Trust on an annual basis sufficient to enable the ESOP Trust to make the required annual loan payments to the Company on September 30 of each year.

The loan for the shares acquired in the initial public offering bears interest at a fixed-rate of 5.80%, with one remaining principal and interest payment of $3.0 million on September 30, 2013. Payments of $3.0 million consisting of principal of $2.7 million, $2.5 million, and $2.4 million and interest of $319 thousand, $465 thousand, and $604 thousand were made on September 30, 2012, 2011, and 2010, respectively.

The loan for the shares acquired in the corporate reorganization bears interest at a fixed-rate of 3.25% and has a 30 year term.  The loan requires interest-only payments the first three years.  The second interest payment of $1.5 million was paid on September 30, 2012.  The next interest payment of $1.5 million is payable on September 30, 2013.  Beginning in fiscal year 2014, principal and interest payments of $2.7 million will be payable annually.  The loan matures on September 30, 2040.

As the annual loan payments are made, shares are released from collateral at September 30 and allocated to qualified employees based on the proportion of their qualifying compensation to total qualifying compensation.    On September 30, 2012, 551,991 shares were released from collateral.  On September 30, 2013,  551,990 shares will be released from collateral.  As ESOP shares are committed to be released from collateral, the Company records compensation expense.  Dividends on unallocated ESOP shares are only applied to the debt service payments of the loan secured by the unallocated shares.  Dividends on unallocated ESOP shares in excess of the debt service payment are recorded as compensation expense and distributed to participants or participants' ESOP accounts.  During the years ended September 30, 2012, 2011, and 2010, the Bank paid $2.6 million, $1.4 million, and $1.1 million, respectively, of the ESOP debt payment because dividends on unallocated shares were insufficient to pay the scheduled debt payment, specifically on the loan for the shares acquired in the initial public offering.  Compensation expense related to the ESOP was $6.7 million for the year ended September 30, 2012, $8.7 million for the year ended September 30, 2011, and $6.5 million for the year ended September 30, 2010.  Of these amounts, $3.4 million, $3.3 million, and $4.5 million related to the difference between the market price of the Company’s stock when the shares were acquired by the ESOP Trust and the average market price of the Company’s stock during the years ended September 30, 2012, 2011, and 2010, respectively.  The amount included in compensation expense for dividends on unallocated ESOP shares in excess of the debt service payments was $325 thousand and $2.7 million for the years ended September 30, 2012 and 2011, which was related to the loan for the shares acquired in the corporate reorganization.  There was no such amount for the year ended September 30, 2010.

Participants have the option to receive the dividends on allocated shares and unallocated shares in excess of debt service payments, in cash or leave the dividend in the ESOP.  Dividends are reinvested in Company stock for those participants who choose to leave their dividends in the ESOP or who do not make an election.  The purchase of Company stock for reinvestment of dividends is made in the open market on or about the date of the cash disbursement to the participants who opt to take dividends in cash.

Shares may be withdrawn from the ESOP Trust due to retirement, termination or death of the participant.  Additionally, a participant may begin to diversify at least 25% of their ESOP shares at age 50.  The  following is a summary of shares held in the ESOP Trust as of September 30, 2012 and 2011:

	2012	2011
	(Dollars in thousands)
Allocated ESOP shares	4,723,590	4,393,908
Unreleased ESOP shares	5,012,336	5,564,328
Total ESOP shares	9,735,926	9,958,236

Fair value of unreleased ESOP shares	$59,948	$58,759